Commitments and Contingencies (Details)	1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2021 USD ($) shares	Jun. 23, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2023 USD ($) m²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) m²	Dec. 31, 2017 USD ($)	May 12, 2015 USD ($)
Commitments and Contingencies (Details) [Line Items]
Asset disposition payment				27.50%	27.50%
Area of land held (in Square Meters) | m²				1,647		1,647
Monthly rent				$ 2,714	$ 2,714
Security deposit				5,588		$ 5,588
Monthly rent				$ 41,164	$ 44,097	2,714
Accounts payable							$ 282,500
Cash paid common stock	$ 300,000
Issued shares of common stock (in Shares) | shares	1,092,866
Common stock settlement amount	$ 213,109
Outstanding balance	$ 0
Rent expense						$ 44,097
Settlement Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Accounts payable							$ 282,000
Sale of stock consideration in cash		$ 300,000
Shares of common stock issued (in Shares) | shares		1,092,866
Common stock amount		$ 213,109
Litigation settlement amount		$ 513,109
Litigation settlement, expense			$ 231,109
Tarpon Bay Partners, LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Principal amount								$ 25,000